Changes in Liabilities Arising from Financing Activities - Summary of Changes in Liabilities Arising from Financing Activities (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2021 KRW (₩)
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	₩ 14,152,245
Cash flows from financing activities	(2,466,136)
Gain or loss on foreign currency translation	910,081
Effective interest adjustment	19,616
Others	132,326
Ending balance	12,748,132
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	394,906
Cash flows from financing activities	148,640
Gain or loss on foreign currency translation	70,187
Ending balance	613,733
Current portion of long-term borrowings and bonds [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	2,705,709
Cash flows from financing activities	(4,344,208)
Reclassification	4,582,430
Gain or loss on foreign currency translation	370,826
Effective interest adjustment	10,078
Others	68,671
Ending balance	3,393,506
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	9,019,658
Cash flows from financing activities	1,298,346
Reclassification	(3,112,568)
Gain or loss on foreign currency translation	455,155
Ending balance	7,660,591
Bonds [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	1,948,541
Cash flows from financing activities	498,027
Reclassification	(1,469,862)
Gain or loss on foreign currency translation	9,732
Effective interest adjustment	9,538
Ending balance	995,976
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	83,431
Cash flows from financing activities	(66,941)
Gain or loss on foreign currency translation	4,181
Others	63,655
Ending balance	₩ 84,326